Restatement and Correction of an Error - Schedule of Restated Operations (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 740,325	$ 464,911	$ 2,196,063	$ 982,837
General and administrative expenses	510,445	462,432	3,217,280	863,333
Depreciation and amortization	24,101	23,414	94,298	94,162
Total operating expenses	1,274,871	950,757	5,507,641	1,940,332
Loss from operations	(1,274,871)	(950,757)	(5,507,641)	(1,940,332)
Other income (expense):
Gain on the forgiveness of loans payable			0	438,180
Other income	34,541	10,822	10,922	37,378
Change in fair value of derivative liabilities	(325,085)	337,497	1,259,287	(2,515,065)
Interest expense, related party	0	(17,753)	(52,471)	(72,000)
Interest expense, non-related party			(1,652,498)	(643,487)
Amortization of debt discount	(703)	(619,622)	(2,044,241)	(1,783,597)
Total other expense	(553,844)	(507,503)	(3,543,693)	(4,538,591)
Loss before provision for income taxes	(1,828,715)	(1,458,260)	(9,051,334)	(6,478,923)
Net Income (Loss)	(1,828,715)	(1,458,260)	(9,051,334)	(6,478,923)
Dividends on Series A preferred stock	(311,168)	(76,981)	(556,501)	(307,927)
Net loss attributable to common stockholders	$ (2,139,883)	$ (1,535,241)	$ (9,607,835)	$ (6,786,850)
Net loss per common share—basic	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.29)
Net loss per common share—diluted	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.29)
Weighted average shares outstanding—basic	18,303,103	40,096,825	28,546,036	23,139,165
Weighted average shares outstanding—diluted	18,303,103	40,096,825	28,546,036	23,139,165
As Previously Reported [Member]
Operating expenses:
Research and development				$ 982,837
General and administrative expenses				617,989
Depreciation and amortization				103,656
ROU amortization				145,846
Advertising and Marketing				8,015
Total operating expenses				1,858,343
Loss from operations				(1,858,343)
Other income (expense):
Gain on the forgiveness of loans payable				438,180
Other income				37,527
Interest expense, non-related party				(860,805)
Total other expense				(385,098)
Loss before provision for income taxes				(2,243,441)
Net Income (Loss)				(2,243,441)
Net loss attributable to common stockholders				$ (2,243,441)
Net loss per common share—basic				$ (0.16)
Net loss per common share—diluted				$ (0.16)
Weighted average shares outstanding—basic				13,698,060
Weighted average shares outstanding—diluted				13,698,060
Reclassifications [Member]
Operating expenses:
General and administrative expenses				$ 153,861
ROU amortization				(145,846)
Advertising and Marketing				(8,015)
Other income (expense):
Interest expense, related party				(72,000)
Interest expense, non-related party				125,686
Amortization of debt discount				(53,686)
Error Correction [Member]
Operating expenses:
General and administrative expenses				91,483
Depreciation and amortization				(9,494)
Total operating expenses				81,989
Loss from operations				(81,989)
Other income (expense):
Other income				(149)
Change in fair value of derivative liabilities				(2,515,065)
Interest expense, non-related party				91,632
Amortization of debt discount				(1,729,911)
Total other expense				(4,153,493)
Loss before provision for income taxes				(4,235,482)
Net Income (Loss)				(4,235,482)
Dividends on Series A preferred stock				(307,927)
Net loss attributable to common stockholders				$ (4,543,409)
Net loss per common share—basic				$ (0.13)
Net loss per common share—diluted				$ (0.13)
Weighted average shares outstanding—basic				9,441,105
Weighted average shares outstanding—diluted				9,441,105